Segment Information (Schedule Of Reconciliation Of Segment Operating Income/(Loss) To Net Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Information [Abstract]
Operating income/(loss)	$ 840.2	$ (188.6)	$ 31.9
Net interest and investment losses	232.1	134.0	161.7
Provision for income taxes	47.6	2.1	46.4
Net income/(loss)	$ 560.5	$ (324.7)	$ (176.2)